UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7056
                                                     ---------------------

                     Nuveen Select Maturities Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: March 31, 2010
                                           ------------------

                  Date of reporting period: March 31, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                                          [LOGO]
                                                                          NUVEEN
                                                                     INVESTMENTS

Closed-End Funds
--------------------------------------------------------------------------------

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Annual Report
March 31, 2010
--------------------------------------------------------------------------------

---------------------------
NUVEEN SELECT
MATURITIES MUNICIPAL FUND
NIM

                                                                              10
                                                                           March

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                                                                          [LOGO]
                                                                          NUVEEN
                                                                     INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The largest source of economic uncertainty is the potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion carried out to deal with the financial and economic crisis of 2008. Consequently, the implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,
/s/ Robert P. Bremner

Robert P. Bremner
Chairman of the Board
May 21, 2010

                                                            Nuveen Investments 1

Portfolio Manager's Comments

Nuveen Select Maturities Municipal Fund (NIM)

PORTFOLIO MANAGER PAUL BRENNAN REVIEWS U.S. ECONOMIC AND MUNICIPAL MARKET CONDITIONS, KEY INVESTMENT STRATEGIES, AND THE TWELVE-MONTH PERFORMANCE OF THE NUVEEN SELECT MATURITIES MUNICIPAL FUND. WITH 19 YEARS OF INVESTMENT EXPERIENCE, INCLUDING 13 YEARS WITH NUVEEN, PAUL HAS MANAGED NIM SINCE 2006.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE TWELVE-MONTH REPORTING PERIOD ENDED MARCH 31, 2010?

During this reporting period, the U.S. economy remained under considerable pressure, as both the Federal Reserve (Fed) and the federal government continued their efforts to improve overall conditions. The Fed maintained the benchmark fed funds rate at a target range of zero to 0.25% after cutting it to a record low level in December 2008. As part of its efforts, the federal government passed the American Recovery and Reinvestment Act of 2009, a $787 billion economic stimulus package intended to provide job creation, tax relief, fiscal assistance to state and local governments, and expansion of unemployment benefits and other federal social welfare programs. At its meeting in March 2010, the Fed pledged to keep the fed funds rate "exceptionally low" for an "extended period".

In recent months, these and other measures taken by the Fed and the government to ease the economic recession have produced some incipient signs of improvement. In the first quarter of 2010, the U.S. economy, as measured by the U.S. gross domestic product (GDP), grew at an annualized rate of 3.2%, the fastest pace in six years. Housing prices provided a bright spot, with sales of new and existing homes rising 24% and 13%, respectively, between March 2009 and March 2010. At the same time, inflation remained relatively tame, as the Consumer Price Index (CPI) rose 2.3% for the twelve -months ending March 31, 2010. As of March 2010, the national unemployment rate had remained at 9.7% for three consecutive months, up from 8.6% in March 2009 but down from the 26-year high of 10.1% in October 2009.

Municipal market conditions began to show general signs of improvement throughout most of the period. This trend was bolstered by the reduced issuance of tax-exempt municipal debt in the marketplace, due in part to the introduction of the Build America Bond program in April 2009. Build America Bonds are a new class of taxable municipal debt created as part of the economic stimulus package. These bonds currently offer municipal issuers a federal subsidy equal to 35% of the bonds' interest payments and therefore provide issuers with an attractive alternative to traditional tax-exempt debt. Between April 2009 and the end of this reporting period, taxable Build America Bonds issuance totaled $90.8 billion, accounting for 21% of new bonds issued in the municipal market during that time. Over the twelve months ended March 31, 2010, municipal

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGER AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUND DISCLAIMS ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments
bond issuance nationwide--both tax-exempt and taxable--totaled $425.3 billion, a decrease of 2% compared with the twelve-month period ended March 31, 2009. Demand for tax-exempt bonds remained strong during this period and combined with lower tax-exempt issuance, provided support for municipal bond prices.

WHAT KEY STRATEGIES WERE USED TO MANAGE NIM DURING THIS REPORTING PERIOD?

As previously mentioned, the availability of new tax-exempt issuance declined during this period, due in part to the introduction of taxable Build America Bonds in April 2009. Although total municipal issuance was off only slightly for the twelve months, tax-exempt municipal issuance, which does not include Build America Bonds, actually fell approximately 23%. Since interest payments from Build America Bonds represent taxable income, we do not view these bonds as appropriate investment opportunities for NIM.

Despite the constrained issuance of new tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform relatively well over the long term. During this period, we purchased general obligation and other tax-supported bonds, airport credits and tobacco bonds from a variety of states. In general, our purchases during this period focused on bonds in the A and BBB credit quality categories.

Cash for new purchases during this period was generated largely by bond redemptions, which are a normal occurrence in funds with an intermediate maturity1 focus such as NIM. We also reduced NIM's exposure to pre-refunded bonds by selling some of these credits when attractive opportunities arose, reinvesting the proceeds into new bonds.

HOW DID THE FUND PERFORM?

Results for NIM, as well as relevant index information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON NET ASSET VALUE
FOR PERIODS ENDED 3/31/10

                                                                    1-YEAR   5-YEAR   10-YEAR
---------------------------------------------------------------------------------------------
NIM                                                                 10.06%    4.53%     3.89%

Standard & Poor's (S&P) Intermediate Municipal Bond Index(2)         8.29%    4.97%     5.59%

Standard & Poor's (S&P) National Municipal Bond Index(3)            11.26%    4.42%     5.54%
---------------------------------------------------------------------------------------------

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

      For additional information, see the Performance Overview page for NIM in this report.

(1) In keeping within its investment parameters, NIM maintains an average effective maturity of twelve years or less for portfolio holdings.

(2) The Standard & Poor's (S&P) Intermediate Municipal Bond Index is an unleveraged, market value-weighted index containing all of the bonds in the Standard & Poor's (S&P) National Municipal Bond Index with maturity dates between 3 and 14.999 years. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

(3) The Standard & Poor's (S&P) National Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

For the twelve months ended March 31, 2010, the total return on net asset value
(NAV) for NIM exceeded the return for the Standard & Poor's (S&P) Intermediate Municipal Bond Index. During this period, short and intermediate maturity bonds generally underperformed those with longer maturities. As a result, the twelve-month returns for both NIM and the intermediate index, which have fewer longer maturity bonds than the Standard & Poor's (S&P) National Municipal Bond Index, lagged the return for the national index, which is used to represent the performance of the municipal bond market as a whole. In keeping with its investment parameters, NIM maintains an average effective maturity of twelve years or less for portfolio holdings. As of March 31, 2010, the Fund's average effective maturity was 9.81 years, while the S&P National Municipal Bond

                                                            Nuveen Investments 3

Index had an average effective maturity of 14.58 years. Sector and credit allocations and individual security selection also played a role in the performance differential.

Key management factors that influenced NIM's performance during this period included yield curve and duration positioning, credit exposure and sector allocation.

During this period, the municipal yield curve remained steep, although it flattened somewhat, especially at the longer end of the curve. In this environment, bonds with maturities of 15 years or longer generally outperformed bonds with shorter maturities, with bonds maturing in one to two years posting the weakest returns. While NIM maintained an intermediate-term orientation, it had good exposure to the longer intermediate and long bonds that performed well, which helped its return for this period. Overall, NIM's duration, which was longer than that of its benchmark, was well positioned for the interest rate environment of the past twelve months.

Credit exposure also had a positive impact on NIM's performance. The demand for municipal bonds increased during this period, driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk and the associated yield premium. At the same time, the issuance of tax-exempt municipal securities declined. As investors bid up municipal bond prices, lower-rated and non-rated bonds generally outperformed those rated AAA. In this environment, NIM's allocation of 28% of its portfolio to bonds rated BBB or lower and non-rated bonds and approximately another 36% to bonds rated A benefited its performance.

Holdings that generally contributed positively to NIM's performance during this period included industrial development revenue (IDR) and health care bonds, both of which exceeded the overall municipal market return by substantial margins. Revenue bonds as a whole performed well, with housing, transportation, special tax and public utilities among the sectors that also outperformed the general municipal market for this period. Zero coupon bonds also were among the strongest performers, as were lower-rated tobacco bonds backed by the 1998 master tobacco settlement agreement.

Pre-refunded bonds, which are typically backed by U.S. Treasury securities, performed relatively poorly during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of March 31, 2010, NIM held more than 17% of its portfolio in pre-refunded bonds, making these holdings the largest detractor from the Fund's performance. Many general obligation bonds also failed to keep pace with the overall municipal market, while resource recovery, water and sewer, leasing and education trailed the other revenue sectors for the twelve months.

4 Nuveen Investments

Dividend and Share Price Information

NIM's dividend remained stable throughout the twelve-month reporting period ended March 31, 2010.

NIM seeks to pay stable dividends at rates that reflect the Fund's past results and projected future performance. During certain periods, NIM may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. NIM will, over time, pay all of its net investment income as dividends to shareholders. As of March 31, 2010, NIM had a positive UNII balance for tax purposes and a positive UNII balance for financial reporting purposes.

SHARE REPURCHASES AND SHARE PRICE INFORMATION

Since the inception of the Fund's repurchase program, the Fund has not repurchased any of its outstanding shares.

As of March 31, 2010, the share price of NIM was trading at a (+) premium of (+) 1.96% to its NAV. The Fund's average (+) premium over the twelve-month reporting period was (+) 1.46%.

                                                            Nuveen Investments 5

NIM Performance OVERVIEW | Nuveen Select
                         | Maturities
                         | Municipal Fund
                         | as of March 31, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Share Price                                                             $10.42
--------------------------------------------------------------------------------
Net Asset Value                                                         $10.22
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 1.96%
--------------------------------------------------------------------------------
Market Yield                                                              4.03%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(1)                                               5.60%
--------------------------------------------------------------------------------
Net Assets ($000)                                                     $126,832
--------------------------------------------------------------------------------
Average Effective Maturity on Securities (Years)                          9.81
--------------------------------------------------------------------------------
Modified Duration                                                         3.81
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/18/92)
--------------------------------------------------------------------------------
                                                      ON SHARE PRICE    ON NAV
--------------------------------------------------------------------------------
1-Year                                                          8.83%    10.06%
--------------------------------------------------------------------------------
5-Year                                                          7.06%     4.53%
--------------------------------------------------------------------------------
10-Year                                                         4.90%     3.89%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Illinois                                                                  15.1%
--------------------------------------------------------------------------------
Colorado                                                                  12.2%
--------------------------------------------------------------------------------
Pennsylvania                                                               7.5%
--------------------------------------------------------------------------------
Texas                                                                      6.9%
--------------------------------------------------------------------------------
New York                                                                   6.4%
--------------------------------------------------------------------------------
Florida                                                                    5.7%
--------------------------------------------------------------------------------
South Carolina                                                             5.6%
--------------------------------------------------------------------------------
Wisconsin                                                                  3.8%
--------------------------------------------------------------------------------
Arkansas                                                                   3.3%
--------------------------------------------------------------------------------
Kansas                                                                     3.1%
--------------------------------------------------------------------------------
Alabama                                                                    2.6%
--------------------------------------------------------------------------------
Iowa                                                                       2.3%
--------------------------------------------------------------------------------
Tennessee                                                                  2.1%
--------------------------------------------------------------------------------
Massachusetts                                                              2.0%
--------------------------------------------------------------------------------
North Carolina                                                             1.6%
--------------------------------------------------------------------------------
Minnesota                                                                  1.6%
--------------------------------------------------------------------------------
California                                                                 1.6%
--------------------------------------------------------------------------------
Connecticut                                                                1.5%
--------------------------------------------------------------------------------
Louisiana                                                                  1.5%
--------------------------------------------------------------------------------
Other                                                                     13.6%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Utilities                                                                 18.1%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                           17.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                    13.8%
--------------------------------------------------------------------------------
Health Care                                                               10.8%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     8.4%
--------------------------------------------------------------------------------
Transportation                                                             6.7%
--------------------------------------------------------------------------------
Education and Civic Organizations                                          5.2%
--------------------------------------------------------------------------------
Long-Term Care                                                             5.1%
--------------------------------------------------------------------------------
Other                                                                     14.3%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)

                                   [PIE CHART]

AAA/U.S. Guaranteed                                                         29%
AA                                                                           7%
A                                                                           36%
BBB                                                                         17%
BB or Lower                                                                  3%
N/R                                                                          8%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER SHARE

                                  [BAR CHART]

Apr                                                                       0.035
May                                                                       0.035
Jun                                                                       0.035
Jul                                                                       0.035
Aug                                                                       0.035
Sep                                                                       0.035
Oct                                                                       0.035
Nov                                                                       0.035
Dec                                                                       0.035
Jan                                                                       0.035
Feb                                                                       0.035
Mar                                                                       0.035

SHARE PRICE PERFORMANCE -- WEEKLY CLOSING PRICE

                                  [LINE GRAPH]

4/1/09                                                                     9.96
                                                                          10.16
                                                                           10.1
                                                                          10.02
                                                                           9.99
                                                                           9.99
                                                                          10.04
                                                                             10
                                                                           9.96
                                                                          10.15
                                                                          9.975
                                                                           9.95
                                                                           9.91
                                                                          10.13
                                                                          10.08
                                                                           10.2
                                                                          10.03
                                                                           9.99
                                                                          10.01
                                                                           9.98
                                                                           9.98
                                                                          10.03
                                                                        10.1199
                                                                          10.01
                                                                         10.122
                                                                          10.25
                                                                          10.35
                                                                          10.33
                                                                           10.2
                                                                          10.11
                                                                         10.164
                                                                          10.15
                                                                           10.3
                                                                          10.13
                                                                          10.16
                                                                        10.5338
                                                                          10.31
                                                                          10.54
                                                                           10.5
                                                                          10.33
                                                                         10.363
                                                                          10.45
                                                                          10.47
                                                                          10.34
                                                                          10.34
                                                                          10.47
                                                                           10.4
                                                                         10.406
                                                                          10.42
                                                                          10.62
                                                                          10.34
                                                                         10.445
                                                                         10.488
3/31/10                                                                   10.42

(1) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

6 Nuveen Investments

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN SELECT MATURITIES MUNICIPAL FUND

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Nuveen Select Maturities Municipal Fund (the "Fund") as of March 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Select Maturities Municipal Fund at March 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with US generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
May 24, 2010

                                                            Nuveen Investments 7

NIM | Nuveen Select Maturities Municipal Fund
    | Portfolio of Investments

                                                                  March 31, 2010

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 2.5%

$       2,000   Alabama 21st Century Authority, Tobacco Settlement Revenue        12/11 at 101.00           A-     $      2,039,080
                   Bonds, Series 2001, 5.750%, 12/01/17

          180   Birmingham Special Care Facilities Financing Authority,           11/15 at 100.00         Baa2              155,603
                   Alabama, Revenue Bonds, Baptist Health System Inc.,
                   Series 2005A, 5.000%, 11/15/30

          500   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,       8/10 at 100.00          AAA              484,040
                   Series 2003B, 5.250%, 2/01/12 - AGM Insured

          500   Marshall County Healthcare Authority, Alabama, Revenue Bonds,      1/12 at 101.00           A-              512,085
                   Series 2002A, 6.250%, 1/01/22
------------------------------------------------------------------------------------------------------------------------------------
        3,180   Total Alabama                                                                                             3,190,808
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.0%

                Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
                Bonds, Series 2007:
          100      5.000%, 12/01/17                                                  No Opt. Call            A              100,113
           85      5.250%, 12/01/19                                                  No Opt. Call            A               85,109
           35      5.000%, 12/01/32                                                  No Opt. Call            A               31,232
          380      5.000%, 12/01/37                                                  No Opt. Call            A              332,207

          750   Surprise Municipal Property Corporation, Arizona, Wastewater       4/11 at 100.00          N/R              715,290
                   System Revenue Bonds, Series 2007, 4.500%, 4/01/17
------------------------------------------------------------------------------------------------------------------------------------
        1,350   Total Arizona                                                                                             1,263,951
------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 3.3%

        1,500   Jefferson County, Arkansas, Pollution Control Revenue Bonds,       6/11 at 100.00           A-            1,514,745
                   Entergy Arkansas Inc. Project, Series 2006, 4.600%, 10/01/17

        1,000   Jonesboro, Arkansas, Industrial Development Revenue Bonds,           No Opt. Call         BBB+            1,073,250
                   Anheuser Busch Inc. Project, Series 2002, 4.600%, 11/15/12

        1,380   North Little Rock, Arkansas, Electric Revenue Refunding Bonds,       No Opt. Call            A            1,540,218
                   Series 1992A, 6.500%, 7/01/15 - NPFG Insured
------------------------------------------------------------------------------------------------------------------------------------
        3,880   Total Arkansas                                                                                            4,128,213
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 1.6%

          400   California Health Facilities Financing Authority, Revenue          7/15 at 100.00            A              416,460
                   Bonds, Catholic Healthcare West, Series 2008H,
                   5.125%, 7/01/22

          500   California State, General Obligation Bonds, Various Purpose        3/20 at 100.00           A-              499,245
                   Series 2010, 5.500%, 3/01/40

          255   Golden State Tobacco Securitization Corporation, California,       6/17 at 100.00          BBB              235,725
                   Enhanced Tobacco Settlement Asset-Backed Bonds, Series
                   2007A-1, 4.500%, 6/01/27

        2,000   Palomar Pomerado Health, California, General Obligation Bonds,       No Opt. Call          AAA              826,140
                   Series 2009A, 0.000%, 8/01/25 - AGC Insured
------------------------------------------------------------------------------------------------------------------------------------
        3,155   Total California                                                                                          1,977,570
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 12.0%

        2,895   Centennial Downs Metropolitan District, Colorado, General         12/14 at 100.00          N/R            3,137,659
                   Obligation Bonds, Series 1999, 5.000%, 12/01/20 - AMBAC
                   Insured

        1,170   Colorado Educational and Cultural Facilities Authority,            7/12 at 100.00          BBB            1,168,865
                   Charter School Revenue Bonds, Douglas County School District
                   RE-1 - DCS Montessori School, Series 2002A, 6.000%, 7/15/22

        1,175   Colorado Educational and Cultural Facilities Authority,           12/13 at 100.00            A            1,177,973
                   Revenue Bonds, Classical Academy Charter School, Series
                   2003, 4.500%, 12/01/18 - SYNCORA GTY Insured

          190   Colorado Housing Finance Authority, Single Family Program          4/10 at 105.00           AA              202,795
                   Senior Bonds, Series 2000D-2, 6.900%, 4/01/29
                   (Alternative Minimum Tax)

        1,025   Denver Health and Hospitals Authority, Colorado, Healthcare       12/11 at 100.00      N/R (4)            1,112,248
                   Revenue Bonds, Series 2001A, 6.000%, 12/01/23
                   (Pre-refunded 12/01/11)

        1,465   Denver West Metropolitan District, Colorado, General              12/13 at 100.00          N/R            1,321,738
                   Obligation Refunding and Improvement Bonds, Series 2003,
                   4.500%, 12/01/18 - RAAI Insured

        1,500   E-470 Public Highway Authority, Colorado, Senior Revenue             No Opt. Call            A            1,599,015
                   Bonds, Series 2007C-2, 5.000%, 9/01/39
                   (Mandatory put 9/01/13) - NPFG Insured

        1,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,        No Opt. Call            A              171,210
                   Series 2004B, 0.000%, 3/01/36 - NPFG Insured

8 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

$          70   Northwest Parkway Public Highway Authority, Colorado, Revenue      6/11 at 102.00          AAA     $         75,241
                   Bonds, Senior Series 2001A, 5.250%, 6/15/41
                   (Pre-refunded 6/15/11) - AGM Insured

        5,875   Northwest Parkway Public Highway Authority, Colorado, Senior        6/11 at 38.04      N/R (4)            2,202,009
                   Lien Revenue Bonds, Series 2001B, 0.000%, 6/15/27
                   (Pre-refunded 6/15/11) - AMBAC Insured

        2,845   University of Colorado Hospital Authority, Revenue Bonds,         11/11 at 100.00       A3 (4)            3,058,147
                   Series 2001A, 5.600%, 11/15/21 (Pre-refunded 11/15/11)
------------------------------------------------------------------------------------------------------------------------------------
       19,210   Total Colorado                                                                                           15,226,900
------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 1.5%

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          335      5.500%, 1/01/14 (Alternative Minimum Tax)                       7/10 at 100.00          BBB              335,503
        1,570      5.500%, 1/01/15 (Alternative Minimum Tax)                       7/10 at 100.00          BBB            1,572,025
------------------------------------------------------------------------------------------------------------------------------------
        1,905   Total Connecticut                                                                                         1,907,528
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.6%

        2,400   Deltona, Florida, Utility Systems Water and Sewer Revenue         10/13 at 100.00            A            2,485,824
                   Bonds, Series 2003, 5.250%, 10/01/17 - NPFG Insured

        1,000   Florida Citizens Property Insurance Corporation, High Risk           No Opt. Call           A+            1,064,030
                   Account Revenue Bonds, Series 2007A, 5.000%, 3/01/15 - NPFG
                   Insured

          600   Florida Department of Environmental Protection, Florida            7/17 at 101.00          AA-              652,572
                   Forever Revenue Bonds, Series 2007B, 5.000%, 7/01/19 - NPFG
                   Insured

           45   JEA, Florida, Electric Revenue Certificates, Series 1973-2,          No Opt. Call          AAA               48,266
                   6.800%, 7/01/12 (ETM)

        2,000   Orange County, Florida, Tourist Development Tax Revenue Bonds,    10/15 at 100.00           A+            2,087,040
                   Series 2005, 5.000%, 10/01/22 - AMBAC Insured

          265   Port Everglades Authority, Florida, Port Facilities Revenue          No Opt. Call          AAA              312,806
                   Bonds, Series 1986, 7.125%, 11/01/16 (ETM)

          500   South Miami Health Facilities Authority, Florida, Hospital         8/17 at 100.00          AA-              505,810
                   Revenue, Baptist Health System Obligation Group, Series
                   2007, 5.000%, 8/15/27
------------------------------------------------------------------------------------------------------------------------------------
        6,810   Total Florida                                                                                             7,156,348
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.4%

          405   Cherokee County Water and Sewerage Authority, Georgia, Revenue     8/22 at 100.00        A (4)              457,496
                   Bonds, Series 1995, 5.200%, 8/01/25 (Pre-refunded 8/01/22) -
                   MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.1%

          100   Madison County, Idaho, Hospital Revenue Certificates of            9/16 at 100.00         BBB-               87,190
                   Participation, Madison Memorial Hospital, Series 2006,
                   5.250%, 9/01/37
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.9%

          550   Chicago, Illinois, Tax Increment Allocation Bonds,                 7/10 at 100.00          N/R              550,451
                   Irving/Cicero Redevelopment Project, Series 1998, 7.000%,
                   1/01/14

        1,500   Cook County Township High School District 208, Illinois,          12/15 at 100.00           A1            1,596,585
                   General Obligation Bonds, Series 2006, 5.000%, 12/01/21 -
                   NPFG Insured

        2,000   Huntley, Illinois, Special Service Area 9, Special Tax Bonds,      3/17 at 100.00          AAA            2,068,160
                   Series 2007, 5.100%, 3/01/28 - AGC Insured

        4,800   Illinois Development Finance Authority, GNMA Collateralized        4/11 at 105.00          Aaa            5,453,517
                   Mortgage Revenue Bonds, Greek American Nursing Home
                   Committee, Series 2000A, 7.600%, 4/20/40

        2,000   Illinois Development Finance Authority, Revenue Refunding          4/10 at 102.00          Ba1            1,945,880
                   Bonds, Olin Corporation, Series 1993D, 6.750%, 3/01/16

        2,000   Illinois Educational Facilities Authority, Revenue Bonds, Art      3/14 at 100.00           A+            2,124,180
                   Institute of Chicago, Series 2000, 4.450%, 3/01/34
                   (Mandatory put 3/01/15)

        1,000   Illinois Educational Facilities Authority, Student Housing         5/12 at 101.00          Aaa            1,126,250
                   Revenue Bonds, Educational Advancement Foundation Fund,
                   University Center Project, Series 2002, 6.625%, 5/01/17
                   (Pre-refunded 5/01/12)

          250   Illinois Finance Authority, Revenue Bonds, Roosevelt University,   4/17 at 100.00         Baa2              245,423
                   Series 2007, 5.250%, 4/01/22

                                                            Nuveen Investments 9

    | Portfolio of Investments March 31, 2010

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$          25   Illinois Health Facilities Authority, Revenue Bonds, Condell       5/10 at 101.00          Aaa     $         25,432
                   Medical Center, Series 2000, 6.350%, 5/15/15
                   (Pre-refunded 5/15/10)

           20   Illinois Health Facilities Authority, Revenue Bonds, Condell         No Opt. Call          Aaa               21,770
                   Medical Center, Series 2002, 5.250%, 5/15/12 (ETM)

           50   Illinois Health Facilities Authority, Revenue Bonds, Lutheran        No Opt. Call          AAA               52,471
                   General Health System, Series 1993A, 6.125%, 4/01/12 - AGM
                   Insured (ETM)

          695   Illinois Health Facilities Authority, Revenue Bonds, Silver        8/10 at 100.50          BBB              696,077
                   Cross Hospital and Medical Centers, Series 1999, 5.500%,
                   8/15/19

        1,125   Illinois State, General Obligation Refunding Bonds, Series           No Opt. Call           A+            1,206,439
                   2010, 5.000%, 1/01/19

        1,355   Kane & DeKalb Counties, Illinois, Community United School            No Opt. Call           A3              922,945
                   District 301, General Obligation Bonds, Series 2006,
                   0.000%, 12/01/18 - NPFG Insured

          700   Regional Transportation Authority, Cook, DuPage, Kane, Lake,         No Opt. Call          AA+              893,417
                   McHenry and Will Counties, Illinois, General Obligation
                   Bonds, Series 1994D, 7.750%, 6/01/19 - FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
       18,070   Total Illinois                                                                                           18,928,997
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 0.4%

          250   Indiana Finance Authority Educational Facilities Revenue          10/19 at 100.00         BBB-              251,798
                   Bonds, Drexel Foundation For Educational Excellence, Inc.,
                   - Educational Facility Project, Series 2009, 6.000%, 10/01/21

          250   Jasper County, Indiana, Pollution Control Revenue Refunding          No Opt. Call           AA              269,115
                   Bonds, Northern Indiana Public Service Company Project,
                   Series 1994A Remarketed, 5.850%, 4/01/19 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
          500   Total Indiana                                                                                               520,913
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 2.2%

        1,000   Iowa Finance Authority, Healthcare Revenue Bonds, Genesis          7/10 at 100.00           A1            1,002,320
                   Medical Center, Series 2000, 6.250%, 7/01/25

        1,725   Iowa Tobacco Settlement Authority, Tobacco Settlement              6/11 at 101.00          AAA            1,816,270
                   Asset-Backed Revenue Bonds, Series 2001B, 5.300%, 6/01/25
                   (Pre-refunded 6/01/11)
------------------------------------------------------------------------------------------------------------------------------------
        2,725   Total Iowa                                                                                                2,818,590
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 3.0%

        3,500   Wichita, Kansas, Hospital Facilities Revenue Refunding and        11/11 at 101.00           A+            3,567,268
                   Improvement Bonds, Via Christi Health System Inc., Series
                   2001-III, 5.500%, 11/15/21

          250   Wyandotte County-Kansas City Unified Government, Kansas, Sales    12/15 at 100.00          N/R              253,678
                   Tax Special Obligation Bonds, Redevelopment Project Area B,
                   Series 2005, 5.000%, 12/01/20
------------------------------------------------------------------------------------------------------------------------------------
        3,750   Total Kansas                                                                                              3,820,946
------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.0%

          325   Kentucky Economic Development Finance Authority, Louisville        6/18 at 100.00          AAA              354,572
                   Arena Project Revenue Bonds, Louisville Arena Authority,
                   Inc., Series 2008A-1, 5.750%, 12/01/28 - AGC Insured

          920   Kentucky Housing Corporation, Housing Revenue Bonds, Series        1/15 at 100.60          AAA              948,327
                   2005G, 5.000%, 7/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        1,245   Total Kentucky                                                                                            1,302,899
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.4%

        1,010   Louisiana Public Facilities Authority, Revenue Bonds, Baton        7/14 at 100.00            A            1,026,817
                   Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                   NPFG Insured

                Tobacco Settlement Financing Corporation, Louisiana, Tobacco
                Settlement Asset-Backed Bonds, Series 2001B:
          560      5.500%, 5/15/30                                                 5/11 at 101.00          BBB              560,605
          245      5.875%, 5/15/39                                                 5/11 at 101.00          BBB              227,786
------------------------------------------------------------------------------------------------------------------------------------
        1,815   Total Louisiana                                                                                           1,815,208
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.9%

        1,100   Maryland Energy Financing Administration, Revenue Bonds, AES       9/10 at 100.00          N/R            1,100,352
                   Warrior Run Project, Series 1995, 7.400%, 9/01/19
                   (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------

10 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 2.0%

$         500   Massachusetts Development Finance Agency, Revenue Bonds,          10/17 at 100.00          N/R     $        431,765
                   Orchard Cove, Series 2007, 5.000%, 10/01/19

        1,510   Massachusetts Housing Finance Agency, Rental Housing Mortgage      7/10 at 100.00            A            1,515,074
                   Revenue Bonds, Series 2000H, 6.650%, 7/01/41 - NPFG Insured
                   (Alternative Minimum Tax)

          190   Massachusetts Housing Finance Agency, Single Family Housing        6/10 at 100.00           AA              192,417
                   Revenue Bonds, Series 84, 5.000%, 12/01/13
                   (Alternative Minimum Tax)

                Massachusetts Port Authority, Special Facilities Revenue Bonds,
                Delta Air Lines Inc., Series 2001A:
          100      5.200%, 1/01/20 - AMBAC Insured (Alternative Minimum Tax)       1/11 at 101.00          N/R               86,085
          435      5.000%, 1/01/27 - AMBAC Insured (Alternative Minimum Tax)       1/11 at 101.00          N/R              320,177
------------------------------------------------------------------------------------------------------------------------------------
        2,735   Total Massachusetts                                                                                       2,545,518
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 1.2%

        1,000   Cornell Township Economic Development Corporation, Michigan,       5/12 at 100.00          AAA            1,097,090
                   Environmental Improvement Revenue Refunding Bonds,
                   MeadWestvaco Corporation-Escanaba Project, Series 2002,
                   5.875%, 5/01/18 (Pre-refunded 5/01/12)

          445   Michigan State Hospital Finance Authority, Hospital Revenue        7/10 at 100.00           BB              445,000
                   Refunding Bonds, Sinai Hospital, Series 1995, 6.625%, 1/01/16
------------------------------------------------------------------------------------------------------------------------------------
        1,445   Total Michigan                                                                                            1,542,090
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

        1,100   Becker, Minnesota, Pollution Control Revenue Bonds, Northern       8/12 at 101.00           A1            1,270,181
                   States Power Company, Series 1993A, 8.500%, 9/01/19

          250   Northern Municipal Power Agency, Minnesota, Electric System          No Opt. Call          AAA              279,125
                   Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 -
                   AGC Insured

          440   White Earth Band of Chippewa Indians, Minnesota, Revenue Bonds,      No Opt. Call          N/R              454,617
                   Series 2000A, 7.000%, 12/01/11 - ACA Insured
------------------------------------------------------------------------------------------------------------------------------------
        1,790   Total Minnesota                                                                                           2,003,923
------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 0.6%

                Mississippi Hospital Equipment and Facilities Authority,
                Revenue Bonds, Baptist Memorial Healthcare, Series 2004B-1:
          280      5.000%, 9/01/16                                                   No Opt. Call           AA              299,645
          300      5.000%, 9/01/24                                                 9/14 at 100.00           AA              306,417

          250   Warren County, Mississippi, Gulf Opportunity Zone Revenue          8/11 at 100.00          BBB              217,660
                   Bonds, International Paper Company, Series 2006A, 4.800%,
                   8/01/30
------------------------------------------------------------------------------------------------------------------------------------
          830   Total Mississippi                                                                                           823,722
------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 0.1%

           60   University of Montana, Revenue Bonds, Series 1996D, 5.375%,        5/10 at 100.00        A (4)               69,551
                   5/15/19 - MBIA Insured (ETM)
------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.9%

        1,000   Dodge County School District 1, Nebraska, Fremont Public          12/14 at 100.00          Aa3            1,093,730
                   Schools, General Obligation Bonds, Series 2004, 5.000%,
                   12/15/19 - AGM Insured
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 1.2%

        1,000   Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien       1/20 at 100.00          Aa3            1,050,930
                   Series 2010B, 5.750%, 7/01/42

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier,
                Series 2000:
          800      0.000%, 1/01/15 - AMBAC Insured                                   No Opt. Call         Caa2              190,952
           35      0.000%, 1/01/16 - AMBAC Insured                                   No Opt. Call         Caa2                7,874
          120      0.000%, 1/01/18 - AMBAC Insured                                   No Opt. Call         Caa2               24,004
           50      0.000%, 1/01/20 - AMBAC Insured                                   No Opt. Call         Caa2                8,873

          250   Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue      6/19 at 100.00            A              283,990
                   Bonds, Series 2009A, 8.000%, 6/15/30
------------------------------------------------------------------------------------------------------------------------------------
        2,255   Total Nevada                                                                                              1,566,623
------------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 11

    | Portfolio of Investments March 31, 2010

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.9%

$         410   Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,             No Opt. Call          BB-     $        344,097
                   Royal Caribbean Cruises Project, Series 2006A, 4.750%,
                   11/01/16 (Alternative Minimum Tax)

        1,730   New Jersey Transportation Trust Fund Authority,                      No Opt. Call          AA-              441,998
                   Transportation System Bonds, Capital Appreciation Series
                   2010A, 0.000%, 12/15/33

          445   Tobacco Settlement Financing Corporation, New Jersey,              6/17 at 100.00          BBB              424,526
                   Tobacco Settlement Asset-Backed Bonds, Series 2007-1A,
                   4.500%, 6/01/23
------------------------------------------------------------------------------------------------------------------------------------
        2,585   Total New Jersey                                                                                          1,210,621
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 6.3%

          220   Brooklyn Areba Local Development Corporation, New York,            1/20 at 100.00         BBB-              226,274
                   Payment in Lieu of Taxes Revenue Bonds, Barclays Center
                   Project, Series 2009, 6.000%, 7/15/30

        1,000   Dormitory Authority of the State of New York, Revenue Bonds,       7/13 at 100.00         BBB+            1,063,730
                   Brooklyn Law School, Series 2003A, 5.500%, 7/01/15 - RAAI
                   Insured

          240   New York City Industrial Development Agency, New York, Civic         No Opt. Call          N/R              234,223
                   Facility Revenue Bonds, Special Needs Facilities Pooled
                   Program, Series 2008A-1, 5.700%, 7/01/13

        1,500   New York State Energy Research and Development Authority,          4/10 at 100.00           A-            1,501,560
                   Facilities Revenue Bonds, Consolidated Edison Company
                   Inc., Series 2001A, 4.700%, 6/01/36 (Mandatory put
                   10/01/12) (Alternative Minimum Tax)

                New York State Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed and State Contingency
                Contract-Backed Bonds, Series 2003A-1:
           20      5.500%, 6/01/14                                                 6/14 at 100.00          AA-               20,071
          195      5.250%, 6/01/20 - AMBAC Insured                                 6/13 at 100.00          AA-              207,326
          125      5.250%, 6/01/22 - AMBAC Insured                                 6/13 at 100.00          AA-              131,778

           50   New York State Tobacco Settlement Financing Corporation,           6/13 at 100.00          AA-               53,241
                   Tobacco Settlement Asset-Backed and State Contingency
                   Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/22

        4,300   Port Authority of New York and New Jersey, Special Project           No Opt. Call            A            4,586,980
                   Bonds, JFK International Air Terminal LLC, Sixth Series
                   1997, 7.000%, 12/01/12 - NPFG Insured (Alternative
                   Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
        7,650   Total New York                                                                                            8,025,183
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

        1,880   Union County, North Carolina, Certificates of Participation,       6/13 at 101.00          AA-            2,019,684
                   Series 2003, 5.000%, 6/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.4%

          775   Buckeye Tobacco Settlement Financing Authority, Ohio,              6/17 at 100.00          BBB              717,805
                   Tobacco Settlement Asset-Backed Revenue Bonds, Senior
                   Lien, Series 2007A-2, 5.125%, 6/01/24

        1,000   Toledo-Lucas County Port Authority, Ohio, Port Revenue               No Opt. Call            A            1,059,930
                   Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15
------------------------------------------------------------------------------------------------------------------------------------
        1,775   Total Ohio                                                                                                1,777,735
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 7.4%

          200   Luzerne County Industrial Development Authority,                  12/19 at 100.00          N/R              197,130
                   Pennsylvania, Guaranteed Lease Revenue Bonds, Series
                   2009, 7.750%, 12/15/27

          400   Pennsylvania Economic Development Financing Authority,            10/23 at 100.00           A-              404,272
                   Pollution Control Revenue Bonds, PPL Electric Utilities
                   Corporation, Refunding Series 2008, 4.850%, 10/01/23
                   (Mandatory put 10/01/10)

          895   Pennsylvania Higher Educational Facilities Authority,                No Opt. Call          Aaa            1,032,579
                   College Revenue Bonds, Ninth Series 1976, 7.625%, 7/01/15
                   (ETM)

          225   Pennsylvania Higher Educational Facilities Authority,              9/10 at 100.00      N/R (4)              249,566
                   Revenue Bonds, University of the Arts, Series 1999,
                   5.150%, 3/15/20 - RAAI Insured (ETM)

        4,120   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,               8/14 at 100.00         Baa2            4,342,725
                   Eighteenth Series 2004, 5.000%, 8/01/15 - AMBAC Insured

        1,435   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth         No Opt. Call          Aaa            1,765,724
                   Series 1990B, 7.000%, 5/15/20 - MBIA Insured (ETM)

12 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$         250   Philadelphia Hospitals and Higher Education Facilities             5/10 at 100.00          BBB     $        250,018
                   Authority, Pennsylvania, Hospital Revenue Bonds, Temple
                   University Hospital, Series 1993A, 6.625%, 11/15/23

        1,085   Pittsburgh School District, Allegheny County, Pennsylvania,          No Opt. Call           A1            1,179,004
                   General Obligation Bonds, Series 2006B, 5.000%, 9/01/12 -
                   AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
        8,610   Total Pennsylvania                                                                                        9,421,018
------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%

        1,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax             8/26 at 100.00           A+              766,230
                   Revenue Bonds, First Subordinate Series 2009A, 0.000%,
                   8/01/32
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.7%

                Rhode Island Tobacco Settlement Financing Corporation,
                Tobacco Settlement Asset-Backed Bonds, Series 2002A:
          255      6.125%, 6/01/32                                                 6/12 at 100.00          BBB              243,622
          725      6.250%, 6/01/42                                                 6/12 at 100.00          BBB              667,812
------------------------------------------------------------------------------------------------------------------------------------
          980   Total Rhode Island                                                                                          911,434
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.5%

          750   Berkeley County School District, South Carolina, Installment      12/13 at 100.00           A-              782,340
                   Purchase Revenue Bonds, Securing Assets for Education,
                   Series 2003, 5.250%, 12/01/19

        1,540   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call     Baa1 (4)            1,949,548
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC
                   Insured (ETM)

        2,835   Piedmont Municipal Power Agency, South Carolina, Electric            No Opt. Call         Baa1            3,407,923
                   Revenue Bonds, Series 1991, 6.750%, 1/01/19 - FGIC Insured

            5   South Carolina JOBS Economic Development Authority, Economic      11/12 at 100.00       A3 (4)                5,569
                   Development Revenue Bonds, Bon Secours Health System
                   Inc., Series 2002A, 5.625%, 11/15/30 (Pre-refunded
                   11/15/12)

           20   South Carolina JOBS Economic Development Authority, Economic      11/12 at 100.00           A-               19,914
                   Development Revenue Bonds, Bon Secours Health System
                   Inc., Series 2002B, 5.625%, 11/15/30

          450   South Carolina JOBS Economic Development Authority, Hospital         No Opt. Call     Baa2 (4)              468,252
                   Revenue Bonds, Palmetto Health Alliance, Series 2000A,
                   7.000%, 12/15/10 (ETM)

          325   Tobacco Settlement Revenue Management Authority, South             5/12 at 100.00      BBB (4)              336,785
                   Carolina, Tobacco Settlement Asset-Backed Bonds, Series
                   2001B, 6.000%, 5/15/22 (Pre-refunded 5/15/12)
------------------------------------------------------------------------------------------------------------------------------------
        5,925   Total South Carolina                                                                                      6,970,331
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.8%

        1,000   South Dakota Health and Educational Facilities Authority,          5/17 at 100.00          AA-              997,640
                   Revenue Bonds, Sanford Health, Series 2007, 5.000%,
                   11/01/27
------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.1%

                Shelby County Health, Educational and Housing Facilities
                Board, Tennessee, Hospital Revenue Bonds, Methodist
                Healthcare, Series 2002:
          750      6.000%, 9/01/17 (Pre-refunded 9/01/12)                          9/12 at 100.00          AAA              836,843
        1,250      6.000%, 9/01/17 (Pre-refunded 9/01/12)                          9/12 at 100.00          AAA            1,394,738

          400   The Tennessee Energy Acquisition Corporation, Gas Revenue            No Opt. Call          BB+              423,516
                   Bonds, Series 2006A, 5.000%, 9/01/13
------------------------------------------------------------------------------------------------------------------------------------
        2,400   Total Tennessee                                                                                           2,655,097
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 6.8%

        1,055   Austin, Texas, General Obligation Bonds, Series 2004,              9/14 at 100.00          AAA            1,156,797
                   5.000%, 9/01/20 - NPFG Insured

          565   Bexar County Housing Finance Corporation, Texas, FNMA                No Opt. Call          AAA              591,770
                   Guaranteed Multifamily Housing Revenue Bonds, Villas
                   Sonterra Apartments Project, Series 2007A, 4.700%,
                   10/01/15 (Alternative Minimum Tax)

           25   Brazos River Authority, Texas, Collateralized Pollution              No Opt. Call          CCC               17,974
                   Control Revenue Bonds, Texas Utilities Electric Company,
                   Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)

        2,000   Brazos River Authority, Texas, Collateralized Revenue              6/14 at 100.00         BBB+            1,971,480
                   Refunding Bonds, CenterPoint Energy Inc., Series 2004B,
                   4.250%, 12/01/17 - FGIC Insured

                                                           Nuveen Investments 13

    | Portfolio of Investments March 31, 2010

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$         500   Brazos River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC     $        481,675
                   Refunding Bonds, TXU Electric Company, Series 2001C,
                   5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)

           15   Brazos River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC               12,394
                   Refunding Bonds, TXU Energy Company LLC, Series 2003A,
                   6.750%, 4/01/38 (Mandatory put 4/01/13) (Alternative
                   Minimum Tax)

        1,875   Denton Independent School District, Denton County, Texas,          8/16 at 100.00          AAA            2,060,156
                   General Obligation Bonds, Series 2006, 5.000%, 8/15/20

            5   Galveston Property Finance Authority Inc., Texas, Single           9/10 at 100.00         Caa1                4,924
                   Family Mortgage Revenue Bonds, Series 1991A, 8.500%,
                   9/01/11

          300   Kerrville Health Facilities Development Corporation, Texas,          No Opt. Call         BBB-              272,499
                   Revenue Bonds, Sid Peterson Memorial Hospital Project,
                   Series 2005, 5.125%, 8/15/26

          325   North Texas Thruway Authority, Second Tier System Revenue          1/18 at 100.00           A3              333,544
                   Refunding Bonds, Series 2008, 5.750%, 1/01/38

           25   Sabine River Authority, Texas, Pollution Control Revenue             No Opt. Call          CCC               24,084
                   Bonds, TXU Energy Company LLC Project, Series 2001B,
                   5.750%, 5/01/30 (Mandatory put 11/01/11) (Alternative
                   Minimum Tax)

        1,500   Texas Municipal Gas Acquisition and Supply Corporation I,          7/10 at 100.00            A            1,264,125
                   Gas Supply Revenue Bonds, Series 2006B, 0.719%, 12/15/17

          215   Tri-County Mental Health and Retardation Center, Texas,            9/10 at 100.00          AAA              219,253
                   Revenue Bonds, Facilities Acquisition Program, Series
                   1995E, 6.500%, 3/01/15 - AGM Insured

          160   Weslaco Health Facilities Development Corporation, Texas,          6/12 at 100.00      N/R (4)              171,291
                   Hospital Revenue Bonds, Knapp Medical Center, Series
                   2002, 6.000%, 6/01/17 (Pre-refunded 6/01/12)
------------------------------------------------------------------------------------------------------------------------------------
        8,565   Total Texas                                                                                               8,581,966
------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.4%

          460   Bountiful, Davis County, Utah, Hospital Revenue Refunding            No Opt. Call          N/R              459,729
                   Bonds, South Davis Community Hospital Project, Series
                   1998, 6.000%, 12/15/10
------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.2%

          250   Virginia College Building Authority, Educational Facilities        7/10 at 100.00          N/R              250,293
                   Revenue Refunding Bonds, Marymount University, Series
                   1998, 5.100%, 7/01/18 - RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 0.7%

          295   Washington Public Power Supply System, Revenue Refunding             No Opt. Call          Aaa              367,670
                   Bonds, Nuclear Project 3, Series 1989B, 7.125%, 7/01/16 -
                   NPFG Insured

          495   Washington State Tobacco Settlement Authority, Tobacco             6/13 at 100.00          BBB              502,559
                   Settlement Asset-Backed Revenue Bonds, Series 2002,
                   6.500%, 6/01/26
------------------------------------------------------------------------------------------------------------------------------------
          790   Total Washington                                                                                            870,229
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.8%

                Badger Tobacco Asset Securitization Corporation, Wisconsin,
                Tobacco Settlement Asset-Backed Bonds, Series 2002:
          570      6.125%, 6/01/27 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA              612,203
        1,480      6.375%, 6/01/32 (Pre-refunded 6/01/12)                          6/12 at 100.00          AAA            1,647,181

        1,000   Wisconsin Health and Educational Facilities Authority,             7/11 at 100.00           A-            1,008,260
                   Revenue Bonds, Agnesian Healthcare Inc., Series 2001,
                   6.000%, 7/01/21

14 Nuveen Investments

    PRINCIPAL                                                                       OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       1,150   Wisconsin Health and Educational Facilities Authority,             8/10 at 100.00           A3     $      1,149,931
                   Revenue Bonds, Aurora Health Care Inc., Series 1999A,
                   5.500%, 2/15/20 - ACA Insured

                Wisconsin Health and Educational Facilities Authority,
                   Revenue Bonds, Wheaton Franciscan Healthcare System,
                   Series 2006:
          200      5.250%, 8/15/18                                                 8/16 at 100.00         BBB+              197,326
          180      5.250%, 8/15/34                                                 8/16 at 100.00         BBB+              158,224
------------------------------------------------------------------------------------------------------------------------------------
        4,580   Total Wisconsin                                                                                           4,773,125
------------------------------------------------------------------------------------------------------------------------------------
$     127,765   Total Investments (cost $121,501,008) - 98.6%                                                           125,039,381
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      1,792,629
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                  $    126,832,010
                ====================================================================================================================

  (1) All percentages shown in the Portfolio of Investments are based on net assets.

  (2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

  (3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

  (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

  N/R Not rated.

(ETM) Escrowed to maturity.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 15

    | STATEMENT OF
    | ASSETS & LIABILITIES

                                                                  March 31, 2010

------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $121,501,008)                                                                           $  125,039,381
Cash                                                                                                                        96,107
Receivables:
   Interest                                                                                                              1,895,307
   Investments sold                                                                                                        316,750
Other assets                                                                                                                 7,283
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                                                     127,354,828
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable                                                                                                          414,938
Accrued expenses:
   Management fees                                                                                                          52,689
   Other                                                                                                                    55,191
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                                                    522,818
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                          $  126,832,010
====================================================================================================================================
Shares outstanding                                                                                                      12,415,752
====================================================================================================================================
Net asset value per share outstanding                                                                               $        10.22
====================================================================================================================================

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                                                    $      124,158
Paid-in surplus                                                                                                        138,522,395
Undistributed (Over-distribution of) net investment income                                                                 120,834
Accumulated net realized gain (loss)                                                                                   (15,473,750)
Net unrealized appreciation (depreciation)                                                                               3,538,373
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                          $  126,832,010
====================================================================================================================================
Authorized shares                                                                                                        Unlimited
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 Nuveen Investments

    | STATEMENT OF
    | OPERATIONS

                                                       Year Ended March 31, 2010

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                                                   $    6,196,131
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                            614,757
Shareholders' servicing agent fees and expenses                                                                              8,060
Custodian's fees and expenses                                                                                               25,837
Trustees' fees and expenses                                                                                                  3,515
Professional fees                                                                                                           14,180
Shareholders' reports - printing and mailing expenses                                                                       36,342
Stock exchange listing fees                                                                                                  9,206
Investor relations expense                                                                                                  11,760
Other expenses                                                                                                               9,016
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                                                                 732,673
   Custodian fee credit                                                                                                       (366)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                               732,307
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                    5,463,824
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                                                                   65,469
Change in net unrealized appreciation (depreciation) of investments                                                      6,371,614
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                                                  6,437,083
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                               $   11,900,907
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 17

    | STATEMENT OF
    | CHANGES IN NET ASSETS

                                                                                                             YEAR             YEAR
                                                                                                            ENDED            ENDED
                                                                                                          3/31/10          3/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                              $    5,463,824   $    5,378,446
Net realized gain (loss) from investments                                                                  65,469         (169,721)
Change in net unrealized appreciation (depreciation) of investments                                     6,371,614       (4,677,263)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                  11,900,907          531,462
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                                             (5,212,112)      (5,412,105)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                                              (5,212,112)      (5,412,105)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from shares issued to shareholders due to reinvestment of distributions                      131,705           60,823
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to shares from capital share transactions                131,705           60,823
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                                                   6,820,500       (4,819,820)
Net assets at the beginning of year                                                                   120,011,510      124,831,330
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                                      $  126,832,010   $  120,011,510
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at the end of year                      $      120,834   $     (131,044)
====================================================================================================================================

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 Nuveen Investments

    | NOTES TO
    | FINANCIAL STATEMENTS

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The fund covered in this report and its corresponding New York Stock Exchange symbol is Nuveen Select Maturities Municipal Fund (NIM) (the "Fund"). The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company.

The Fund seeks to provide current income exempt from regular federal income tax, consistent with the preservation of capital by investing in an investment-grade quality portfolio of municipal obligations with intermediate characteristics. In managing its portfolio, the Fund has purchased municipal obligations having remaining effective maturities of no more than fifteen years with respect to 80% of its total assets that, in the opinion of Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), represent the best value in terms of the balance between yield and capital preservation currently available from the intermediate sector of the municipal market. The Adviser will actively monitor the effective maturities of the Fund's investments in response to prevailing market conditions, and will adjust its portfolio consistent with its investment policy of maintaining an average effective remaining maturity of twelve years or less.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (the "Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with US generally accepted accounting principles.

INVESTMENT VALUATION

The prices of municipal bonds in the Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At March 31, 2010, the Fund had no such outstanding purchase commitments.

INVESTMENT INCOME

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

INCOME TAXES

The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

                                                           Nuveen Investments 19

    | NOTES TO
    | FINANCIAL STATEMENTS (CONTINUED)

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles.

DERIVATIVE INSTRUMENTS

The Fund is authorized to invest in futures, options, swaps and other derivative instruments. Although the Fund is authorized to invest in such derivative instruments, and may do so in the future, it did not make any such investments during the fiscal year ended March 31, 2010.

ZERO COUPON SECURITIES

The Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

CUSTODIAN FEE CREDIT

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on the Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which the Fund overdraws its account at the custodian bank.

INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

USE OF ESTIMATES

The preparation of financial statements in conformity with US generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FAIR VALUE MEASUREMENTS

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of March 31, 2010:

                                LEVEL 1        LEVEL 2   LEVEL 3          TOTAL
--------------------------------------------------------------------------------
Investments:
   Municipal Bonds              $    --   $125,039,381   $    --   $125,039,381
================================================================================

20 Nuveen Investments

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

During the current fiscal period, the Fund adopted amendments to authoritative guidance under GAAP on disclosures about derivative instruments and hedging activities. This guidance is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, under this guidance they are considered to be non-hedge transactions for financial reporting purposes. The Fund did not invest in derivative instruments during the fiscal year ended March 31, 2010.

4. FUND SHARES

Transactions in shares were as follows:

                                                                 YEAR      YEAR
                                                                ENDED     ENDED
                                                              3/31/10   3/31/09
--------------------------------------------------------------------------------
Shares issued to shareholders
   due to reinvestment of distributions                        13,113     6,233
================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the fiscal year ended March 31, 2010, aggregated $7,679,141 and $6,206,658, respectively.

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2010, the cost of investments was $121,393,834.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                     $ 5,120,915
   Depreciation                                                      (1,475,368)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments           $ 3,645,547
================================================================================

Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Fund's components of net assets at March 31, 2010, the Fund's tax year-end, as follows:

--------------------------------------------------------------------------------
Undistributed (Over-distribution of) net investment income                $ 166
Accumulated net realized gain (loss)                                       (166)
Paid-in-surplus                                                              --
================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at March 31, 2010, the Fund's tax year end, were as follows:

--------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                  $431,495
Undistributed net ordinary income **                                      4,924
Undistributed net long-term capital gains                                    --
================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on March 2, 2010, paid on April 1, 2010.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                                                           Nuveen Investments 21

    | Notes to
    | Financial Statements (continued)

The tax character of distributions paid during the Fund's tax years ended March 31, 2010 and March 31, 2009, was designated for purposes of the dividends paid deduction as follows:

2010
--------------------------------------------------------------------------------
Distributions from net tax-exempt income ***                         $5,211,653
Distributions from net ordinary income **                                    --
Distributions from net long-term capital gains ****                          --
================================================================================
2009
--------------------------------------------------------------------------------
Distributions from net tax-exempt income                             $5,430,482
Distributions from net ordinary income **                                    --
Distributions from net long-term capital gains                               --
================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** The Fund hereby designates this amount paid during the fiscal year ended March 31, 2010, as Exempt Interest Dividends.

**** The Fund designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2010.

At March 31, 2010, the Fund's tax year end, the Fund had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

--------------------------------------------------------------------------------
Expiration:
   March 31, 2011                                                   $ 6,500,491
   March 31, 2012                                                     8,737,799
   March 31, 2013                                                         4,977
   March 31, 2014                                                        14,448
   March 31, 2015                                                        11,084
   March 31, 2016                                                        44,763
   March 31, 2017                                                       148,403
--------------------------------------------------------------------------------
Total                                                               $15,461,965
================================================================================

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's management fee is separated into two components - a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

22 Nuveen Investments

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .3000%
For the next $125 million                                                .2875
For the next $250 million                                                .2750
For the next $500 million                                                .2625
For the next $1 billion                                                  .2500
For net assets over $2 billion                                           .2375
================================================================================

The annual complex-level fee, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*        EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                              .2000%
$56 billion                                                              .1996
$57 billion                                                              .1989
$60 billion                                                              .1961
$63 billion                                                              .1931
$66 billion                                                              .1900
$71 billion                                                              .1851
$76 billion                                                              .1806
$80 billion                                                              .1773
$91 billion                                                              .1691
$125 billion                                                             .1599
$200 billion                                                             .1505
$250 billion                                                             .1469
$300 billion                                                             .1445
================================================================================

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of March 31, 2010, the complex-level fee rate was .1867%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Fund pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

                                                           Nuveen Investments 23

    | Notes to
    | Financial Statements (continued)

8. NEW ACCOUNTING PRONOUNCEMENTS

FAIR VALUE MEASUREMENTS

On January 21, 2010, FASB issued changes to the authoritative guidance under GAAP for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. SUBSEQUENT EVENTS

DISTRIBUTIONS TO SHAREHOLDERS

The Fund declared a dividend distribution of $.0350 per share from its tax-exempt net investment income, which was paid on May 3, 2010, to shareholders of record on April 15, 2010.

24 Nuveen Investments

    | Financial
    | Highlights

                                                           Nuveen Investments 25

    | Financial
    | Highlights

Selected data for a Common share outstanding throughout each period:

                                     INVESTMENT OPERATIONS               LESS DISTRIBUTIONS
                                --------------------------------   -----------------------------
                                                     NET
                   BEGINNING           NET     REALIZED/                  NET                         ENDING   ENDING
                   NET ASSET    INVESTMENT    UNREALIZED           INVESTMENT   CAPITAL            NET ASSET   MARKET
                       VALUE        INCOME   GAIN (LOSS)   TOTAL       INCOME     GAINS    TOTAL       VALUE    VALUE
----------------------------------------------------------------------------------------------------------------------
Year Ended 3/31:
2010                  $ 9.68          $.44         $ .52    $.96        $(.42)     $ --    $(.42)     $10.22   $10.42
2009                   10.07           .43          (.38)    .05         (.44)       --     (.44)       9.68     9.98
2008                   10.19           .44          (.12)    .32         (.44)       --     (.44)      10.07     9.80
2007                   10.15           .46           .05     .51         (.47)       --     (.47)      10.19     9.94
2006                   10.22           .48          (.07)    .41         (.48)       --     (.48)      10.15     9.95
======================================================================================================================

26 Nuveen Investments

                                                          RATIOS/SUPPLEMENTAL DATA
                                             -------------------------------------------------
                                                             RATIOS TO AVERAGE
                        TOTAL RETURNS                          NET ASSETS(b)
                    ----------------------                 ----------------------
                    BASED ON      BASED ON        ENDING                      NET   PORTFOLIO
                      MARKET     NET ASSET    NET ASSETS               INVESTMENT    TURNOVER
                    VALUE(a)      VALUE(a)         (000)   EXPENSES        INCOME        RATE
----------------------------------------------------------------------------------------------
Year Ended 3/31:
2010                    8.83%        10.06%     $126,832        .59%         4.38%          5%
2009                    6.53           .52       120,012        .61          4.43           8
2008                    3.18          3.18       124,831        .59          4.37          11
2007                    4.75          5.10       126,316        .62          4.44          15
2006                   12.21          4.02       125,857        .59          4.67           7
==============================================================================================

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                           Nuveen Investments 27

Board Members & Officers

      The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at nine. None of the board members who are not "interested" persons of the Funds (referred to herein as "independent board members") has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER            PRINCIPAL
                                                    YEAR FIRST    OF PORTFOLIOS     OCCUPATION(S)
    NAME,                                           ELECTED OR    IN FUND COMPLEX   INCLUDING OTHER
    BIRTHDATE                   POSITION(S) HELD    APPOINTED     OVERSEEN BY       DIRECTORSHIPS
    & ADDRESS                   WITH THE FUNDS      AND TERM(1)   BOARD MEMBER      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS:

o   ROBERT P. BREMNER                                                               Private Investor and Management Consultant;
    8/22/40                     Chairman of                                         Treasurer and Director, Humanities Council of
    333 W. Wacker Drive         the Board           1996               199          Washington, D.C.
    Chicago, IL 60606           and Board Member

o   JACK B. EVANS                                                                   President, The Hall-Perrine Foundation, a
    10/22/48                                                                        private philanthropic corporation (since
    333 W. Wacker Drive         Board Member        1999               199          1996); Director and Chairman, United Fire
    Chicago, IL 60606                                                               Group, a publicly held company; President Pro
                                                                                    Tem of the Board of Regents for the State of
                                                                                    Iowa University System; Director, Gazette
                                                                                    Companies; Life Trustee of Coe College and the
                                                                                    Iowa College Foundation; formerly, Director,
                                                                                    Alliant Energy; formerly, Director, Federal
                                                                                    Reserve Bank of Chicago; formerly, President
                                                                                    and Chief Operating Officer, SCI Financial
                                                                                    Group, Inc., a regional financial services
                                                                                    firm.

o   WILLIAM C. HUNTER                                                               Dean, Tippie College of Business, University
    3/6/48                                                                          of Iowa (since 2006); Director (since 2004) of
    333 W. Wacker Drive         Board Member        2004               199          Xerox Corporation; Director (since 2005), Beta
    Chicago, IL 60606                                                               Gamma Sigma International Honor Society;
                                                                                    formerly, Dean and Distinguished Professor of
                                                                                    Finance, School of Business at the University
                                                                                    of Connecticut (2003-2006); previously, Senior
                                                                                    Vice President and Director of Research at the
                                                                                    Federal Reserve Bank of Chicago (1995-2003);
                                                                                    Director, SS&C Technologies, Inc. (May
                                                                                    2005-October 2005); formerly, Director
                                                                                    (1997-2007), Credit Research Center at
                                                                                    Georgetown University.

o   DAVID J. KUNDERT                                                                Director, Northwestern Mutual Wealth
    10/28/42                                                                        Management Company; retired (since 2004) as
    333 W. Wacker Drive         Board Member        2005               199          Chairman, JPMorgan Fleming Asset Management,
    Chicago, IL 60606                                                               President and CEO, Banc One Investment
                                                                                    Advisors Corporation, and President, One Group
                                                                                    Mutual Funds; prior thereto, Executive Vice
                                                                                    President, Banc One Corporation and Chairman
                                                                                    and CEO, Banc One Investment Management Group;
                                                                                    Member, Board of Regents, Luther College;
                                                                                    member of the Wisconsin Bar Association;
                                                                                    member of Board of Directors, Friends of
                                                                                    Boerner Botanical Gardens; member of Board of
                                                                                    Directors and member of Investment Committee,
                                                                                    Greater Milwaukee Foundation.

o   WILLIAM J. SCHNEIDER                                                            Chairman of Miller-Valentine Partners Ltd., a
    9/24/44                                                                         real estate investment company; formerly, Senior
    333 W. Wacker Drive         Board Member        1997               199          Partner and Chief Operating Officer (retired,
    Chicago, IL 60606                                                               2004) of Miller-Valentine Group; member,
                                                                                    University of Dayton Business School Advisory
                                                                                    Council; formerly, member, Dayton Philharmonic
                                                                                    Orchestra Association; formerly, member and
                                                                                    chair, Business Advisory Council, Cleveland
                                                                                    Federal Reserve Bank; formerly, Director, Dayton
                                                                                    Development Coalition.

28 Nuveen Investments

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER            PRINCIPAL
                                                    YEAR FIRST    OF PORTFOLIOS     OCCUPATION(S)
    NAME,                                           ELECTED OR    IN FUND COMPLEX   INCLUDING OTHER
    BIRTHDATE                   POSITION(S) HELD    APPOINTED     OVERSEEN BY       DIRECTORSHIPS
    & ADDRESS                   WITH THE FUNDS      AND TERM(1)   BOARD MEMBER      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BOARD MEMBERS:

o   JUDITH M. STOCKDALE                                                             Executive Director, Gaylord and Dorothy
    12/29/47                                                                        Donnelley Foundation (since 1994); prior
    333 W. Wacker Drive         Board Member        1997               199          thereto, Executive Director, Great Lakes
    Chicago, IL 60606                                                               Protection Fund (from 1990 to 1994).

o   CAROLE E. STONE                                                                 Director, Chicago Board Options Exchange
    6/28/47                                                                         (since 2006); Director, C2 Options Exchange,
    333 W. Wacker Drive         Board Member        2007               199          Incorporated (since 2009); Commissioner, New
    Chicago, IL 60606                                                               York State Commission on Public Authority
                                                                                    Reform (since 2005); formerly, Chair, New York
                                                                                    Racing Association Oversight Board
                                                                                    (2005-2007).

o   TERENCE J. TOTH                                                                 Director, Legal & General Investment
    9/29/59                                                                         Management America, Inc. (since 2008);
    333 W. Wacker Drive         Board Member        2008               199          Managing Partner, Promus Capital (since 2008);
    Chicago, IL 60606                                                               formerly, CEO and President, Northern Trust
                                                                                    Global Investments (2004-2007); Executive Vice
                                                                                    President, Quantitative Management &
                                                                                    Securities Lending (2000-2004); prior thereto,
                                                                                    various positions with Northern Trust Company
                                                                                    (since 1994); member: Goodman Theatre Board
                                                                                    (since 2004), Chicago Fellowship Boards (since
                                                                                    2005), University of Illinois Leadership
                                                                                    Council Board (since 2007) and Catalyst
                                                                                    Schools of Chicago Board (since 2008);
                                                                                    formerly, member: Northern Trust Mutual Funds
                                                                                    Board (2005-2007), Northern Trust Global
                                                                                    Investments Board (2004-2007), Northern Trust
                                                                                    Japan Board (2004-2007), Northern Trust
                                                                                    Securities Inc. Board (2003-2007) and Northern
                                                                                    Trust Hong Kong Board (1997-2004).

INTERESTED BOARD MEMBER:

o   JOHN P. AMBOIAN(2)                                                              Chief Executive Officer (since July 2007),
    6/14/61                                                                         Director (since 1999) and Chairman (since
    333 W. Wacker Drive         Board Member        2008               199          2007) of Nuveen Investments, Inc.; Chief
    Chicago, IL 60606                                                               Executive Officer (since 2007) of Nuveen Asset
                                                                                    Management, Nuveen Investments Advisors, Inc.;
                                                                                    President (since 2005) of Nuveen Commodities
                                                                                    Asset Management, LLC.

                                                           Nuveen Investments 29

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER
                                                                  OF PORTFOLIOS
    NAME,                                           YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
    BIRTHDATE                   POSITION(S) HELD    ELECTED OR    OVERSEEN          OCCUPATION(S)
    AND ADDRESS                 WITH THE FUNDS      APPOINTED(3)  BY OFFICER        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

o   GIFFORD R. ZIMMERMAN                                                            Managing Director (since 2002), Assistant
    9/9/56                      Chief                                               Secretary and Associate General Counsel of
    333 W. Wacker Drive         Administrative      1988               199          Nuveen Investments, LLC; Managing Director,
    Chicago, IL 60606           Officer                                             Associate General Counsel and Assistant
                                                                                    Secretary, of Nuveen Asset Management (since
                                                                                    2002) and of Symphony Asset Management LLC,
                                                                                    (since 2003); Vice President and Assistant
                                                                                    Secretary of NWQ Investment Management
                                                                                    Company, LLC. (since 2002), Nuveen Investments
                                                                                    Advisers Inc. (since 2002), Tradewinds Global
                                                                                    Investors, LLC, and Santa Barbara Asset
                                                                                    Management, LLC (since 2006), Nuveen HydePark
                                                                                    Group LLC and Nuveen Investment Solutions,
                                                                                    Inc. (since 2007); Managing Director (since
                                                                                    2004) and Assistant Secretary (since 1994) of
                                                                                    Nuveen Investments, Inc.; Managing Director
                                                                                    (since 2005) of Nuveen Commodities Asset
                                                                                    Management, LLC; Chartered Financial Analyst.

o   WILLIAM ADAMS IV                                                                Executive Vice President of Nuveen
    6/9/55                                                                          Investments, Inc.; Executive Vice President,
    333 W. Wacker Drive         Vice President      2007               125          U.S. Structured Products of Nuveen
    Chicago, IL 60606                                                               Investments, LLC, (since 1999),; Executive
                                                                                    Vice President (since 2005) of Nuveen
                                                                                    Commodities Asset Management, LLC.

o   CEDRIC H. ANTOSIEWICZ                                                           Managing Director, (since 2004), previously,
    1/11/62                                                                         Vice President (1993-2004) of Nuveen
    333 W. Wacker Drive         Vice President      2007               125          Investments, LLC.
    Chicago, IL 60606

o   NIZIDA ARRIAGA                                                                  Senior Vice President of Nuveen Investments,
    6/1/68                                                                          LLC (since 2010); formerly, Vice President
    333 W. Wacker Drive         Vice President      2009               199          (2007-2010); previously, Portfolio Manager,
    Chicago, IL 60606                                                               Allstate Investments, LLC (1996-2006);
                                                                                    Chartered Financial Analyst.

o   MICHAEL T. ATKINSON                                                             Vice President (since 2002) of Nuveen
    2/3/66                      Vice President                                      Investments, LLC.; Vice President of Nuveen
    333 W. Wacker Drive         and Assistant       2000               199          Asset Management (since 2005).
    Chicago, IL 60606           Secretary

o   MARGO L. COOK                                                                   Executive Vice President (since Oct 2008) of
    4/11/64                                                                         Nuveen Investments, Inc.; previously, Head of
    333 W. Wacker Drive         Vice President      2009               199          Institutional Asset Management (2007-2008) of
    Chicago, IL 60606                                                               Bear Stearns Asset Management; Head of
                                                                                    Institutional Asset Mgt (1986-2007) of Bank of
                                                                                    NY Mellon; Chartered Financial Analyst.

o   LORNA C. FERGUSON                                                               Managing Director (since 2004) of Nuveen
    10/24/45                                                                        Investments, LLC and Managing Director (since
    333 W. Wacker Drive         Vice President      1998               199          2005) of Nuveen Asset Management.
    Chicago, IL 60606

o   STEPHEN D. FOY                                                                  Vice President (since 1993) and Funds
    5/31/54                     Vice President                                      Controller (since 1998) of Nuveen Investments,
    333 W. Wacker Drive         and Controller      1998               199          LLC; Vice President (since 2005) of Nuveen
    Chicago, IL 60606                                                               Asset Management; Certified Public Accountant.

o   SCOTT S. GRACE                                                                  Managing Director, Corporate Finance &
    8/20/70                     Vice President                                      Development, Treasurer (since September 2009)
    333 W. Wacker Drive         and Treasurer       2009               199          of Nuveen Investments, LLC; Managing Director
    Chicago, IL 60606                                                               and Treasurer of Nuveen Asset Management
                                                                                    (since 2009); formerly, Treasurer (2006-2009),
                                                                                    Senior Vice President (2008-2009), previously,
                                                                                    Vice President (2006-2008) of Janus Capital
                                                                                    Group, Inc.; formerly. Senior Associate in
                                                                                    Morgan Stanley's Global Financial Services
                                                                                    Group (2000-2003); Chartered Accountant
                                                                                    Designation.

30 Nuveen Investments

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER
                                                                  OF PORTFOLIOS
    NAME,                                           YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
    BIRTHDATE                   POSITION(S) HELD    ELECTED OR    OVERSEEN          OCCUPATION(S)
    AND ADDRESS                 WITH THE FUNDS      APPOINTED(3)  BY OFFICER        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

o   WILLIAM T. HUFFMAN                                                              Chief Operating Officer, Municipal Fixed
    5/7/69                                                                          Income (since 2008) of Nuveen Asset
    333 W. Wacker Drive         Vice President      2009               136          Management; previously, Chairman, President
    Chicago, IL 60606                                                               and Chief Executive Officer (2002 - 2007) of
                                                                                    Northern Trust Global Advisors, Inc. and Chief
                                                                                    Executive Officer (2007) of Northern Trust
                                                                                    Global Investments Limited; Certified Public
                                                                                    Accountant.

o   WALTER M. KELLY                                                                 Senior Vice President (since 2008), Vice
    2/24/70                     Chief Compliance                                    President (2006-2008) formerly, Assistant Vice
    333 W. Wacker Drive         Officer and         2003               199          President and Assistant General Counsel
    Chicago, IL 60606           Vice President                                      (2003-2006) of Nuveen Investments, LLC; Senior
                                                                                    Vice President (since 2008), formerly, Vice
                                                                                    President (2006-2008) and Assistant Secretary
                                                                                    (since 2008) of Nuveen Asset Management.

o   DAVID J. LAMB                                                                   Senior Vice President (since 2009), formerly,
    3/22/63                                                                         Vice President (2000-2009) of Nuveen
    333 W. Wacker Drive         Vice President      2000               199          Investments, LLC; Vice President (since 2005)
    Chicago, IL 60606                                                               of Nuveen Asset Management; Certified Public
                                                                                    Accountant.

o   TINA M. LAZAR                                                                   Senior Vice President (since 2009), formerly,
    8/27/61                                                                         Vice President of Nuveen Investments, LLC
    333 W. Wacker Drive         Vice President      2002               199          (1999-2009); Vice President of Nuveen Asset
    Chicago, IL 60606                                                               Management (since 2005).

o   LARRY W. MARTIN                                                                 Senior Vice President (since 2010), Assistant
    7/27/51                     Vice President                                      Secretary and Assistant General Counsel of
    333 W. Wacker Drive         and Assistant       1988               199          Nuveen Investments, LLC; Vice President (since
    Chicago, IL 60606           Secretary                                           2005) and Assistant Secretary of Nuveen
                                                                                    Investments, Inc.; Vice President (since 2005)
                                                                                    and Assistant Secretary (since 1997) of Nuveen
                                                                                    Asset Management; Vice President and Assistant
                                                                                    Secretary of Nuveen Investments Advisers Inc.
                                                                                    (since 2002); NWQ Investment Management Company,
                                                                                    LLC (since 2002), Symphony Asset Management LLC
                                                                                    (since 2003), Tradewinds Global Investors, LLC,
                                                                                    Santa Barbara Asset Management LLC (since 2006)
                                                                                    and of Nuveen HydePark Group, LLC and Nuveen
                                                                                    Investment Solutions, Inc. (since 2007).

o   KEVIN J. MCCARTHY                                                               Managing Director (since 2008), formerly, Vice
    3/26/66                     Vice President                                      President (2007-2008), Nuveen Investments, LLC;
    333 W. Wacker Drive         and Secretary       2007               199          Managing Director (since 2008), formerly, Vice
    Chicago, IL 60606                                                               President, and Assistant Secretary, Nuveen Asset
                                                                                    Management, and Nuveen Investments Holdings,
                                                                                    Inc.; Vice President (since 2007) and Assistant
                                                                                    Secretary, Nuveen Investment Advisers Inc., NWQ
                                                                                    Investment Management Company, LLC, Tradewinds
                                                                                    Global Investors LLC, NWQ Holdings, LLC,
                                                                                    Symphony Asset Management LLC, Santa Barbara
                                                                                    Asset Management LLC, Nuveen HydePark Group, LLC
                                                                                    and Nuveen Investment Solutions, Inc. (since
                                                                                    2007); prior thereto, Partner, Bell, Boyd &
                                                                                    Lloyd LLP (1997-2007).

o   JOHN V. MILLER                                                                  Chief Investment Officer and Managing Director
    4/10/67                                                                         (since 2007), formerly, Vice President
    333 W. Wacker Drive         Vice President      2007               136          (2002-2007) of Nuveen Asset Management and
    Chicago, IL 60606                                                               Managing Director (since 2007), formerly Vice
                                                                                    President (2002-2007) Nuveen Investments, LLC;
                                                                                    Chartered Financial Analyst.

                                                           Nuveen Investments 31

----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER
                                                                  OF PORTFOLIOS
    NAME,                                           YEAR FIRST    IN FUND COMPLEX   PRINCIPAL
    BIRTHDATE                   POSITION(S) HELD    ELECTED OR    OVERSEEN          OCCUPATION(S)
    AND ADDRESS                 WITH THE FUNDS      APPOINTED(3)  BY OFFICER        DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:

o   GREGORY MINO                                                                    Senior Vice President (since 2010) of Nuveen
    1/4/71                                                                          Investments, LLC, formerly Vice President
    333 W. Wacker Drive         Vice President      2009               199          (2008-2010); previously, Director (2004- 2007)
    Chicago, IL 60606                                                               and Executive Director (2007-2008) of UBS
                                                                                    Global Asset Management; previously, Vice
                                                                                    President (2000-2003) and Director (2003-2004)
                                                                                    of Merrill Lynch Investment Managers;
                                                                                    Chartered Financial Analyst.

o   CHRISTOPHER M. ROHRBACHER                                                       Vice President, Nuveen Investments, LLC (since
    8/1/71                      Vice President                                      2008); Vice President and Assistant Secretary,
    333 W. Wacker Drive         and Assistant       2008               199          Nuveen Asset Management (since 2008); prior
    Chicago, IL 60606           Secretary                                           thereto, Associate, Skadden, Arps, Slate
                                                                                    Meagher & Flom LLP (2002-2008).

o   JAMES F. RUANE                                                                  Vice President, Nuveen Investments, LLC (since
    7/3/62                      Vice President                                      2007); prior thereto, Partner, Deloitte &
    333 W. Wacker Drive         and Assistant       2007               199          Touche USA LLP (2005-2007), formerly, senior
    Chicago, IL 60606           Secretary                                           tax manager (2002-2005); Certified Public
                                                                                    Accountant.

o   MARK L. WINGET                                                                  Vice President, Nuveen Investments, LLC (since
    12/21/68                    Vice President                                      2008); Vice President and Assistant Secretary,
    333 W. Wacker Drive         and Assistant       2008               199          Nuveen Asset Management (since 2008); prior
    Chicago, IL 60606           Secretary                                           thereto, Counsel, Vedder Price P.C.
                                                                                    (1997-2007).

(1) Board Members serve three year terms. The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each being elected to serve until the third succeeding annual shareholders' meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed. The first year elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(2) Mr. Amboian is an interested trustee because of his position with Nuveen Investments, Inc. and certain of its subsidiaries, which are affiliates of the Nuveen Funds.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

32 Nuveen Investments

ANNUAL INVESTMENT MANAGEMENT AGREEMENT APPROVAL PROCESS

The Investment Company Act of 1940, as amended (the "1940 ACT"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board members, including by a vote of a majority of the board members who are not parties to the advisory agreement or "interested persons" of any parties (the "INDEPENDENT BOARD MEMBERS"), cast in person at a meeting called for the purpose of considering such approval. In connection with such approvals, the fund's board members must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. Accordingly, at a meeting held on May 27-29, 2009 (the "MAY MEETING"), the Board of Trustees (the "BOARD," and each Trustee, a "BOARD MEMBER") of the Fund, including a majority of the Independent Board Members, considered and approved the continuation of the advisory agreement (the "ADVISORY AGREEMENT") between the Fund and Nuveen Asset Management ("NAM") for an additional one-year period. In preparation for their considerations at the May Meeting, the Board also held a separate meeting on April 21-22, 2009 (the "APRIL MEETING"). Accordingly, the factors considered and determinations made regarding the renewals by the Independent Board Members include those made at the April Meeting.

In addition, in evaluating the Advisory Agreement, the Independent Board Members reviewed a broad range of information relating to the Fund and NAM, including absolute performance, fee and expense information for the Fund as well as comparative performance, fee and expense information for a comparable peer group of funds, the performance information of recognized and/or customized benchmarks (as applicable) of the Fund, the profitability of Nuveen for its advisory activities (which includes its wholly owned subsidiaries other than Winslow Capital Management, Inc. ("WINSLOW CAPITAL"), which was recently acquired in December 2008), and other information regarding the organization, personnel, and services provided by NAM. The Independent Board Members also met quarterly as well as at other times as the need arose during the year and took into account the information provided at such meetings and the knowledge gained therefrom. Prior to approving the renewal of the Advisory Agreement, the Independent Board Members reviewed the foregoing information with their independent legal counsel and with management, reviewed materials from independent legal counsel describing applicable law and their duties in reviewing advisory contracts, and met with independent legal counsel in private sessions without management present. The Independent Board Members considered the legal advice provided by independent legal counsel and relied upon their knowledge of NAM, its services and the Fund resulting from their meetings and other interactions throughout the year and their own business judgment in determining the factors to be considered in evaluating the Advisory Agreement. Each Board Member may have accorded different weight to

                                                           Nuveen Investments 33
the various factors in reaching his or her conclusions with respect to the Fund's Advisory Agreement. The Independent Board Members did not identify any single factor as all-important or controlling. The Independent Board Members' considerations were instead based on a comprehensive consideration of all the information presented. The principal factors considered by the Board and its conclusions are described below.

A. NATURE, EXTENT AND QUALITY OF SERVICES

In considering renewal of the Advisory Agreement, the Independent Board Members considered the nature, extent and quality of NAM's services, including advisory services and administrative services. The Independent Board Members reviewed materials outlining, among other things, NAM's organization and business; the types of services that NAM or its affiliates provide and are expected to provide to the Fund; the performance record of the Fund (as described in further detail below); and any initiatives Nuveen had taken for the applicable fund product line.

In reviewing the services provided and the initiatives undertaken during the past year, the Independent Board Members recognized the severe market turmoil experienced in the capital markets during recent periods, including sustained periods of high volatility, credit disruption and government intervention. The Independent Board Members considered NAM's efforts, expertise and other actions taken to address matters as they arose that impacted the Fund. The Independent Board Members recognized the role of the Investment Services group which, among other things, monitors the various positions throughout the Nuveen fund complex to identify and address any systematic risks. In addition, the Capital Markets Committee of NAM provides a multi-departmental venue for developing new policies to mitigate any risks. The Independent Board Members further recognized NAM's continuous review of the Nuveen funds' investment strategies and mandates in seeking to continue to refine and improve the investment process for the funds, particularly in light of market conditions. With respect to closed-end funds that issued auction rate preferred shares ("ARPS") or that otherwise utilize leverage, the Independent Board Members noted, in particular, NAM's efforts in refinancing the preferred shares of such funds frozen by the collapse of the auction rate market and managing leverage during a period of rapid market declines, particularly for the non-equity funds. Such efforts included negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs, liquidating portfolio securities during difficult times to meet leverage ratios, and seeking alternative forms of debt and other leverage that may over time reduce financing costs associated with ARPs and enable the funds that have issued ARPs to restore liquidity to ARPs holders. The Independent Board Members also noted Nuveen's continued commitment and efforts to keep investors and financial advisers informed as to its progress with the ARPs through, among other things, conference calls, emails, press releases, information posted on its website, and telephone calls and in-person meetings with financial advisers. In addition to the foregoing, the Independent Board Members also noted the additional services that NAM or its affiliates provide to closed-end funds, including, in particular, Nuveen's continued commitment to supporting the secondary market for the common shares of its closed-end funds through a variety of programs designed to raise investor and analyst awareness and understanding

34 Nuveen Investments
of closed-end funds. These efforts include maintaining an investor relations program to provide timely information and education to financial advisers and investors; providing advertising and marketing for the closed-end funds; maintaining websites; and providing educational seminars.

As part of their review, the Independent Board Members also evaluated the background, experience and track record of NAM's investment personnel. In this regard, the Independent Board Members considered any changes in the personnel, and the impact on the level of services provided to the Fund, if any. The Independent Board Members also reviewed information regarding portfolio manager compensation arrangements to evaluate NAM's ability to attract and retain high quality investment personnel, preserve stability, and reward performance but not provide an incentive for taking undue risks.

In addition to advisory services, the Independent Board Members considered the quality of administrative services provided by NAM and its affiliates including product management, fund administration, oversight of service providers, shareholder services, administration of Board relations, regulatory and portfolio compliance and legal support. Given the importance of compliance, the Independent Board Members considered NAM's compliance program, including the report of the chief compliance officer regarding the Fund's compliance policies and procedures.

Based on their review, the Independent Board Members found that, overall, the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Advisory Agreement were satisfactory.

B. THE INVESTMENT PERFORMANCE OF THE FUND AND NAM

The Board considered the investment performance of the Fund, including the Fund's historic performance as well as its performance compared to funds with similar investment objectives (the "PERFORMANCE PEER GROUP") based on data provided by an independent provider of mutual fund data as well as recognized and/or customized benchmarks (as applicable). The Independent Board Members reviewed performance information including, among other things, total return information compared with the Fund's Performance Peer Group and recognized and/or customized benchmarks (as applicable) for the quarter-, one-, three- and five-year periods ending December 31, 2008 and for the same periods ending March 31, 2009. The Independent Board Members also reviewed performance information of the Nuveen municipal funds managed by NAM in the aggregate ranked by peer group and the performance of such funds, in the aggregate, relative to their benchmark. This information supplemented the Fund performance information provided to the Board at each of its quarterly meetings.

In comparing a fund's performance with that of its Performance Peer Group, the Independent Board Members took into account that the closest Performance Peer Group in certain instances may not adequately reflect the respective fund's investment objectives and strategies thereby hindering a meaningful comparison of the fund's performance with that of the Performance Peer Group. The Independent Board Members further considered the performance of the Fund in the context of the volatile market conditions during the past year, and their impact on various asset classes and the portfolio management of the Fund.

                                                           Nuveen Investments 35

Based on their review and factoring in the severity of market turmoil in 2008, the Independent Board Members determined that the Fund's investment performance over time had been satisfactory.

C.    FEES, EXPENSES AND PROFITABILITY

      1.    FEES AND EXPENSES

      The Board evaluated the management fees and expenses of the Fund reviewing, among other things, the Fund's gross management fees, net management fees and total expense ratios (before and after expense reimbursements and/or waivers) in absolute terms as well as compared to the fee and expenses of a comparable universe of unaffiliated funds based on data provided by an independent fund data provider (the "PEER UNIVERSE") and in certain cases, to a more focused subset of funds in the Peer Universe (the "PEER GROUP").

      The Independent Board Members further reviewed data regarding the construction of the applicable Peer Universe and Peer Group. In reviewing the comparisons of fee and expense information, the Independent Board Members took into account that in certain instances various factors such as the asset level of a fund relative to peers, the size and particular composition of the Peer Universe or Peer Group, the investment objectives of the peers, expense anomalies, changes in the funds comprising the Peer Universe or Peer Group from year to year, levels of reimbursement and the timing of information used may impact the comparative data, thereby limiting the ability to make a meaningful comparison. In addition, the Independent Board Members considered, among other things, the differences in the use and type of leverage compared to the peers. In reviewing the fee schedule for the Fund, the Independent Board Members also considered the fund-level and complex-wide breakpoint schedules (described in further detail below) and any fee waivers and reimbursements provided by Nuveen (applicable, in particular, for certain closed-end funds launched since
      1999).

      Based on their review of the fee and expense information provided, the Independent Board Members determined that the Fund's management fees and net total expense ratio were reasonable in light of the nature, extent and quality of services provided to the Fund.

      2. COMPARISONS WITH THE FEES OF OTHER CLIENTS

      The Independent Board Members further reviewed information regarding the nature of services and fee rates offered by NAM to other clients. Such other clients include NAM's municipal separately managed accounts. In evaluating the comparisons of fees, the Independent Board Members noted that the fee rates charged to the Fund and other clients vary, among other things, because of the different services involved and the additional regulatory and compliance requirements associated with registered investment companies, such as the Fund. Accordingly, the Independent Board Members considered the differences in the product types, including, but not limited to, the services provided, the structure and operations, product distribution and costs thereof, portfolio investment policies, investor profiles, account sizes and regulatory requirements. The Independent Board Members noted, in particular, that the range of services provided to the Fund (as discussed above) is much more extensive

36 Nuveen Investments
      than that provided to separately managed accounts. Given the inherent differences in the products, particularly the extensive services provided to the Fund, the Independent Board Members believe such facts justify the different levels of fees.

      3. PROFITABILITY OF NUVEEN

      In conjunction with its review of fees, the Independent Board Members also considered the profitability of Nuveen for its advisory activities (which incorporated Nuveen's wholly-owned affiliated sub-advisers other than Winslow Capital) and its financial condition. The Independent Board Members reviewed the revenues and expenses of Nuveen's advisory activities for the last two years, the allocation methodology used in preparing the profitability data and an analysis of the key drivers behind the changes in revenues and expenses that impacted profitability in 2008. In addition, the Independent Board Members reviewed information regarding the financial results of Nuveen for 2008 based on its Form 8-K filed on March 31, 2009. The Independent Board Members noted this information supplemented the profitability information requested and received during the year to help keep them apprised of developments affecting profitability (such as changes in fee waivers and expense reimbursement commitments). In this regard, the Independent Board Members noted that they had also appointed an Independent Board Member as a point person to review and keep them apprised of changes to the profitability analysis and/or methodologies during the year. The Independent Board Members also considered Nuveen's revenues for advisory activities, expenses, and profit margin compared to that of various unaffiliated management firms with similar amounts of assets under management and relatively comparable asset composition prepared by Nuveen.

      In reviewing profitability, the Independent Board Members recognized the subjective nature of determining profitability which may be affected by numerous factors including the allocation of expenses. Further, the Independent Board Members recognized the difficulties in making comparisons as the profitability of other advisers generally is not publicly available and the profitability information that is available for certain advisers or management firms may not be representative of the industry and may be affected by, among other things, the adviser's particular business mix, capital costs, types of funds managed and expense allocations. Notwithstanding the foregoing, the Independent Board Members reviewed Nuveen's methodology and assumptions for allocating expenses across product lines to determine profitability. In reviewing profitability, the Independent Board Members recognized Nuveen's investment in its fund business.

                                                           Nuveen Investments 37

      Based on their review, the Independent Board Members concluded that Nuveen's level of profitability for its advisory activities was reasonable in light of the services provided.

      In evaluating the reasonableness of the compensation, the Independent Board Members also considered other amounts paid to NAM by the Fund as well as any indirect benefits (such as soft dollar arrangements, if any) NAM and its affiliates receive, or are expected to receive, that are directly attributable to the management of the Fund, if any. See Section E below for additional information on indirect benefits NAM may receive as a result of its relationship with the Fund. Based on their review of the overall fee arrangements of the Fund, the Independent Board Members determined that the advisory fees and expenses of the Fund were reasonable.

D. ECONOMIES OF SCALE AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE

With respect to economies of scale, the Independent Board Members have recognized the potential benefits resulting from the costs of a fund being spread over a larger asset base, although economies of scale are difficult to measure and predict with precision, particularly on a fund-by-fund basis. One method to help ensure the shareholders share in these benefits is to include breakpoints in the advisory fee schedule. Generally, management fees for funds in the Nuveen complex are comprised of a fund-level component and a complex-level component, subject to certain exceptions. Accordingly, the Independent Board Members reviewed and considered the applicable fund-level breakpoints in the advisory fee schedules that reduce advisory fees as asset levels increase. In this regard, the Independent Board Members noted that although closed-end funds may from time-to-time make additional share offerings, the growth of their assets will occur primarily through the appreciation of such funds' investment portfolio. While economies of scale result when costs can be spread over a larger asset base, the Independent Board Members also recognized that the asset levels generally declined in 2008 due to, among other things, the market downturn. Accordingly, for funds with a reduction in assets under management, advisory fee levels may have increased as breakpoints in the fee schedule were no longer surpassed.

In addition to fund-level advisory fee breakpoints, the Board also considered the Fund's complex-wide fee arrangement. Pursuant to the complex-wide fee arrangement, the fees of the funds in the Nuveen complex generally are reduced as the assets in the fund complex reach certain levels. The complex-wide fee arrangement seeks to provide the benefits of economies of scale to fund shareholders when total fund complex assets increase, even if assets of a particular fund are unchanged or have decreased. The approach reflects the notion that some of Nuveen's costs are attributable to services provided to all its funds in the complex and therefore all funds benefit if these costs are spread over a larger asset base. Generally, the complex-wide pricing reduces Nuveen's revenue because total complex fund assets have consistently grown in prior years. As noted, however, total fund assets declined in 2008 resulting in a smaller downward adjustment of revenues due to complex-wide pricing compared to the prior year.

38 Nuveen Investments

Based on their review, the Independent Board Members concluded that the breakpoint schedules and complex-wide fee arrangement were acceptable and reflect economies of scale to be shared with shareholders when assets under management increase.

E. INDIRECT BENEFITS

In evaluating fees, the Independent Board Members received and considered information regarding potential "fall out" or ancillary benefits NAM or its affiliates may receive as a result of its relationship with the Fund. In this regard, the Independent Board Members considered revenues received by affiliates of NAM for serving as agent at Nuveen's trading desk.

In addition to the above, the Independent Board Members considered whether NAM received any benefits from soft dollar arrangements whereby a portion of the commissions paid by the Fund for brokerage may be used to acquire research that may be useful to NAM in managing the assets of the Fund and other clients. The Independent Board Members noted that NAM does not currently have any soft dollar arrangements; however, to the extent certain bona fide agency transactions that occur on markets that traditionally trade on a principal basis and riskless principal transactions are considered as generating "commissions," NAM intends to comply with the applicable safe harbor provisions.

Based on their review, the Independent Board Members concluded that any indirect benefits received by NAM as a result of its relationship with the Fund were reasonable and within acceptable parameters.

F. OTHER CONSIDERATIONS

The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the Independent Board Members, unanimously concluded that the terms of the Advisory Agreement are fair and reasonable, that NAM's fees are reasonable in light of the services provided to the Fund and that the Advisory Agreement be renewed.

                                                           Nuveen Investments 39

Reinvest Automatically Easily and Conveniently

NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

40 Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                           Nuveen Investments 41

Glossary of Terms Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity.

o DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

42 Nuveen Investments

Notes

                                                           Nuveen Investments 43

Notes

44 Nuveen Investments

Other Useful Information

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) the Fund's quarterly portfolio of investments, (ii) information regarding how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

The Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

The Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

SHARE INFORMATION

The Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund did not repurchase any of its common shares.

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

BOARD OF TRUSTEES

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER

Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN

State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND SHAREHOLDER SERVICES

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL

Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
Chicago, IL

                                                           Nuveen Investments 45

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: WWW.NUVEEN.COM/CEF

o     Share prices

o     Fund details

o     Daily financial news

o     Investor education

o     Interactive planning tools

Distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com

                                                                     EAN-A-0310D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/CEF/Info/Shareholder. (To view the code, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees ("Board") determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                     Nuveen Select Maturities Municipal Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                                        AUDIT FEES BILLED     AUDIT-RELATED FEES           TAX FEES         ALL OTHER FEES
FISCAL YEAR ENDED                          TO FUND (1)        BILLED TO FUND (2)      BILLED TO FUND (3)    BILLED TO FUND
--------------------------------------------------------------------------------------------------------------------------
March 31, 2010                              $ 11,513                 $ 0                    $ 0                  $ 0
--------------------------------------------------------------------------------------------------------------------------
Percentage approved                               0%                  0%                     0%                   0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------------------
March 31, 2009                              $ 11,418                 $ 0                    $ 0                  $ 0
--------------------------------------------------------------------------------------------------------------------------
Percentage approved                               0%                  0%                     0%                   0%
pursuant to
pre-approval
exception
--------------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.


                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                      AUDIT-RELATED FEES     TAX FEES BILLED TO        ALL OTHER FEES
                                      BILLED TO ADVISER AND       ADVISER AND         BILLED TO ADVISER
                                         AFFILIATED FUND        AFFILIATED FUND      AND AFFILIATED FUND
                                        SERVICE PROVIDERS      SERVICE PROVIDERS      SERVICE PROVIDERS
---------------------------------------------------------------------------------------------------------
March 31, 2010                                  $ 0                    $ 0                    $ 0
---------------------------------------------------------------------------------------------------------
Percentage approved                              0%                     0%                     0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------
March 31, 2009                                  $ 0                    $ 0                    $ 0
---------------------------------------------------------------------------------------------------------
Percentage approved                              0%                     0%                     0%
pursuant to
pre-approval
exception
---------------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                             TOTAL NON-AUDIT FEES
                                                              BILLED TO ADVISER AND
                                                             AFFILIATED FUND SERVICE    TOTAL NON-AUDIT FEES
                                                             PROVIDERS (ENGAGEMENTS     BILLED TO ADVISER AND
                                                             RELATED DIRECTLY TO THE   AFFILIATED FUND SERVICE
                                      TOTAL NON-AUDIT FEES   OPERATIONS AND FINANCIAL   PROVIDERS (ALL OTHER
                                         BILLED TO FUND       REPORTING OF THE FUND)        ENGAGEMENTS)          TOTAL
---------------------------------------------------------------------------------------------------------------------------
March 31, 2010                                 $ 0                      $ 0                      $ 0               $ 0
March 31, 2009                                 $ 0                      $ 0                      $ 0               $ 0

"Non-Audit Fees billed to Fund" for both fiscal year ends represent "Tax Fees" and "All Other Fees" billed to Fund in their respective amounts from the previous table.


Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Jack B. Evans, Terence J. Toth, William J. Schneider and David J. Kundert.

ITEM 6. SCHEDULE OF INVESTMENTS.

      a)  See Portfolio of Investments in Item 1.

      b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests its assets primarily in municipal bonds and cash management securities. On rare occasions the registrant may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the registrant already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the registrant's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the registrant's Board on its control activities on a quarterly basis.

In the rare event that a municipal issuer were to issue a proxy or that the registrant were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the registrant's Board or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the registrant's Board and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE PORTFOLIO MANAGER

The following individual has primary responsibility for the day-to-day implementation of the registrant's investment strategies:

NAME                       FUND
Paul Brennan               Nuveen Select Maturities Municipal Fund

Other Accounts Managed. In addition to managing the registrant, the portfolio manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

                                                     NUMBER OF
PORTFOLIO MANAGER  TYPE OF ACCOUNT MANAGED           ASSETS        ACCOUNTS
--------------------------------------------------------------------------------
Paul Brennan       Registered Investment Company     13            $14.5billion
                   Other Pooled Investment Vehicles   1            $ 0
                   Other Accounts                     1            $1.20 million

* Assets are as of March 31, 2010. None of the assets in these accounts are subject to an advisory fee based on performance.

Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of NAM). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of March 31, 2010, the S&P/Investortools Municipal Bond index was comprised of 54,797 securities with an aggregate current market value of $1,187 billion.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by NAM in accordance with its overall compensation strategy discussed above. NAM is not under any current contractual obligation to increase a portfolio manager's base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the NAM's investment team, the performance of the accounts for which he serves as portfolio manager relative to any benchmarks established for those accounts, his effectiveness in communicating investment performance to stockholders and their representatives, and his contribution to the NAM's investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. In connection with the acquisition of Nuveen Investments, Inc., by a group of investors lead by Madison Dearborn Partners in November 2007, certain employees, including portfolio managers, received profit interests in Nuveen's parent. These profit interests entitle the holders to participate in the appreciation in the value of Nuveen beyond the issue date and vest over five to seven years, or earlier in the case of a liquidity event. In addition, in July 2009, Nuveen Investments created and funded a trust, as part of a newly-established incentive program, which purchased shares of certain Nuveen Mutual Funds and awarded such shares, subject to vesting, to certain employees, including portfolio managers.

Material Conflicts of Interest. Each portfolio manager's simultaneous management of the Registrant and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the registrant and the other account. NAM, however, believes that such potential conflicts are mitigated by the fact that the NAM has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager. In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of the March 31, 2010, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Registrant and other Nuveen Funds managed by NAM's municipal investment team.

                                                                                            DOLLAR RANGE OF
                                                                                            EQUITY SECURITIES
                                                                          DOLLAR RANGE OF   BENEFICIALLY OWNED
                                                                          EQUITY            IN THE REMAINDER OF
                                                                          SECURITIES        NUVEEN FUNDS MANAGED
                                                                          BENEFICIALLY      BY NAM'S MUNICIPAL
NAME OF PORTFOLIO MANAGER  FUND                                           OWNED IN FUND     INVESTMENT TEAM
---------------------------------------------------------------------------------------------------------------
Paul Brennan               Nuveen Select Maturities Municipal Fund        $0                $500,001-$1,000,000

PORTFOLIO MANAGER BIO:

Paul Brennan, CFA, CPA, became a portfolio manager of Flagship Financial Inc. in 1994, and subsequently became an Assistant Vice President of NAM upon the acquisition of Flagship Resources Inc. by Nuveen in 1997. He became Vice President of NAM in 2002, Senior Vice President in 2010. He currently manages investments for 14 Nuveen-sponsored investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/CEF/Info/ Shareholder and there were no amendments during the period covered by this report. (To view the code, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Select Maturities Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: June 7, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: June 7, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: June 7, 2010
    -------------------------------------------------------------------